Average Annual Total Returns{- Fidelity Global High Income Fund} - 04.30 Fidelity Global High Income Fund & Fidelity High Income Fund - AMCIZ Combo PRO-13 - Fidelity Global High Income Fund	Fidelity Advisor Global High Income Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Global High Income Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Global High Income Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Global High Income Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Global High Income Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Global High Income Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Global High Income Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Global High Income Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Global High Income Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Global High Income Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Global High Income Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Global High Income Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor Global High Income Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Global High Income Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Global High Income Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor Global High Income Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Global High Income Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Global High Income Fund: Class I Return Before Taxes Since Inception		ML143 Past 1 year	ML143 Past 5 years	ML143 Since Inception		F0585 Past 1 year	F0585 Past 5 years	F0585 Since Inception
Total	0.84%	6.00%	4.61%	[1]	(0.95%)	4.00%	2.45%	[1]	0.41%	3.71%	2.59%	[1]	0.84%	6.00%	4.61%	[1]	3.26%	6.07%	4.27%	[1]	5.31%	7.13%	5.32%	[1]	7.56%	7.74%	5.82%	[1]	7.33%	8.06%	6.00%	[1]

[1]	(a)From May 11, 2011